Members' Equity (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 person Vote	Dec. 31, 2021 person Vote
Mezzanine and Members' Equity
Number of managers on board | person	6	6
Number of votes per unit | Vote	1	1